Pensions and Other Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Retirement Plans
Components of net periodic benefit cost
Service cost	$ 5	$ 2	$ 8	$ 7	$ 6
Interest cost	3	1	4	2	3
Recognized actuarial losses (gain)			(4)	(6)	(5)
Curtailments and settlements			0	0	1
Expected return on plan assets	(3)	0	(1)	0	0
Net periodic benefit cost	$ 5	$ 4	15	15	15
Other Benefit Plans
Components of net periodic benefit cost
Service cost			0	0	0
Interest cost			0	1	0
Recognized actuarial losses (gain)			0	1	0
Curtailments and settlements			0	0	0
Expected return on plan assets			0	0	0
Net periodic benefit cost			$ 0	$ 0	$ 0